PROPERTY AND EQUIPMENT (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Impairment loss	$ 441,292	$ 1,306,767	$ 2,358,674